Other reserves - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Other reserves	£ (1,387)		£ (363)
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	3,676		3,783
Increase (decrease) in equity	(107)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,493)		(1,207)
Increase (decrease) in equity	(286)	£ 135
Gains (losses) on changes in fair value	(236)	293
Net gains (losses) transferred to net profits	158	102
Tax (credit) charge	(107)	54
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(3,064)		(2,895)
Increase (decrease) in equity	(169)	2,661
Gains (losses) on changes in fair value	(1,162)	1,999
Net gains (losses) transferred to net profits	(935)	(1,665)
Tax (credit) charge	(58)	£ 1,003
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(702)		(240)
Increase (decrease) in equity	(462)
Tax (credit) charge	(173)
Loss on change in value of foreign currency basis spreads, before tax	635
Other reserves
Disclosure of reserves within equity [line items]
Other reserves	£ 196		£ 196